Lease Liabilities - Summary of Operating Lease Obligations (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2022 MYR (RM)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Additions	$ 216,284	RM 952,191
Finance cost	5,626	24,768
Payment	(52,697)	(232,000)
At end of the year	169,213	RM 744,959
Total future minimum lease payments	177,853			RM 783,000
Less: Future finance charges	(8,640)			(38,041)
Lease liabilities	169,213			744,959
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	79,046			348,000
More than one year to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	$ 98,807			RM 435,000